ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022

Accrued advertising fees (1)	$24,683	$48,445
VAT and other taxes payable	19,938	28,680
Accrued payroll and staff welfare	7,726	6,971
Accrued sales return (2)	680	2,348
Accrued professional fees	1,771	1,153
Individual income tax withheld	577	598
Credit card processing charges	238	106
Current portion of finance lease liabilities	43	44
Others (3)	2,163	2,012
Total	$57,819	$90,357
(1)	During the year ended December 31, 2022, the Group recognized advertising fees of $210,817 and paid the advertising fees of $187,055.
(2)	Accrued sales return represents the estimated sales return at the end of each of the respective years. Movements during the respective years are as follows:

(3)Others mainly include deposits from vendors and accrued utilities.

Schedule of movements in accrued sales return

	Years ended December 31,
	2021	2022
Balance at January 1	$586	$680
Allowance for sales return accrued in the year	9,377	14,950
Utilization of accrued sales return allowance	(9,283)	(13,282)
Balance at December 31	$680	$2,348